Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Schedule of carrying values of financial instruments

The fair values of the financial instruments as at July 31, 2022 are summarized in the following table:

	Amortized
	cost	FVTPL	Total
Assets	$	$	$
Cash and cash equivalents	83,238	-	83,238
Restricted funds	32,224	-	32,224
Long - term investments	-	504	504
Liabilities	$	$	$
Warrant liability	-	717	717
Convertible debt	38,301	-	38,301
Amended senior secured convertible note	-	223,132	223,132
Other long-term liabilities[1]	-	1,409	1,409

[1] Financial liability designated as FVTPL.

The fair values of the financial instruments as at July 31, 2021 are summarized in the following table:

	Amortized
	cost	FVTPL	Total
Assets	$	$	$
Cash and cash equivalents	67,462	-	67,462
Restricted funds	132,246	-	132,246
Long - term investments	-	2,492	2,492
Liabilities	$	$	$
Warrant liability	-	5,733	5,733
Convertible debt - current	3,406	-	3,406
Convertible debt	33,089	-	33,089
Senior secured convertible note - current	-	367,699	367,699
Senior notes payable - current	50,159	-	50,159
Other long-term liabilities[1]	-	520	520

[1] Financial liability designated as FVTPL.